LONG-TERM LOANS AND OTHER BORROWINGS - Bonds and Medium-term notes ("MTN") (Details) $ in Millions, Rp in Billions	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)
Borrowings and other credit facilities
Current maturities	Rp (10,276)		Rp (8,858)
Total non-current portion of non-current borrowings	27,773	$ 1,804	27,331
Bonds and Medium-term notes (MTN)
Borrowings and other credit facilities
Outstanding balance	5,350		4,800
Unamortized debt issuance cost	(7)		(7)
Total loans and other borrowings	5,343		4,793
Current maturities	(548)
Total non-current portion of non-current borrowings	4,795		4,793
2015 - Series B Bonds
Borrowings and other credit facilities
Outstanding balance	2,100
2015 - Series C Bonds
Borrowings and other credit facilities
Outstanding balance	1,200
2015 - Series D Bonds
Borrowings and other credit facilities
Outstanding balance	1,500
MTN Mitratel 2023
Borrowings and other credit facilities
Outstanding balance	550
Rupiah | 2015 - Series B Bonds
Borrowings and other credit facilities
Outstanding balance	2,100		2,100
Rupiah | 2015 - Series C Bonds
Borrowings and other credit facilities
Outstanding balance	1,200		1,200
Rupiah | 2015 - Series D Bonds
Borrowings and other credit facilities
Outstanding balance	Rp 1,500		Rp 1,500